Note 9 - Leases (Details) - Refundable Guarantee Deposits In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2013 Head Office [Member] USD ($)	Mar. 31, 2013 Head Office [Member] JPY (¥)	Mar. 31, 2012 Head Office [Member] JPY (¥)	Mar. 31, 2013 Sales and Subsidiaries Offices [Member] USD ($)	Mar. 31, 2013 Sales and Subsidiaries Offices [Member] JPY (¥)	Mar. 31, 2012 Sales and Subsidiaries Offices [Member] JPY (¥)	Mar. 31, 2013 Others [Member] USD ($)	Mar. 31, 2013 Others [Member] JPY (¥)	Mar. 31, 2012 Others [Member] JPY (¥)
Note 9 - Leases (Details) - Refundable Guarantee Deposits [Line Items]
Refundable guarantee deposits	$ 21,787	¥ 2,051,449	¥ 1,899,815	$ 15,636	¥ 1,472,311	¥ 1,470,812	$ 5,769	¥ 543,181	¥ 402,256	$ 382	¥ 35,957	¥ 26,747